First Trust ISE Cloud Computing Index Fund
SUMMARY INFORMATION
INVESTMENT OBJECTIVE
The Fund seeks investment results that correspond generally to the price and yield, before the Fund's fees and expenses, of an equity index called the ISE Cloud Computing(TM) Index (the "Index").
FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	First Trust ISE Cloud Computing Index Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		First Trust ISE Cloud Computing Index Fund
Management Fees		0.60%
Distribution and Service (12b-1) Fees	[1]	none
Other Expenses		none
Total Annual Fund Operating Expenses		0.60%
[1]	Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before July 6, 2012.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund on NASDAQ(R).

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then you retain the Shares or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's annual operating expenses remain at current levels until July 6, 2012. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following July 6, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (USD $)	1 Year	3 Years
First Trust ISE Cloud Computing Index Fund	61	226

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks and depositary receipts included in the Index.

The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust Advisors L.P. ("First Trust"), the Fund's investment advisor, seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is owned and was developed by International Securities Exchange, LLC ("ISE" or the "Index Provider"). The Index Provider has contracted with Standard & Poor's to calculate and maintain the Index. The Index is designed to provide a benchmark for investors interested in tracking companies actively involved in the cloud computing industry. The cloud computing industry is a group of companies that offers internet and technology products, services and applications delivered via the Internet rather than traditional computing, which focuses on computer desktop applications. Index components are reviewed semi-annually for eligibility. As of June 3, 2011, the Index was comprised of 40 securities from companies located in the United States and India.

The Index uses a market capitalization weighted allocation across three categories in the cloud computing industry. The pure play category includes companies that are direct service providers for "the cloud" (i.e., network hardware/software, storage and cloud computing services) or companies with business models that rely on delivering goods and services that utilize cloud computing technology. The non pure play category includes companies that focus outside the cloud computing space but provide goods and services that support the cloud computing space. The technology conglomerate category includes companies that are large, broad-based companies with business models that indirectly utilize or support the use of cloud computing technology.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invest in certain securities included in the Index, purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS

PRINCIPAL RISKS You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund, or stocks in general, may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers or experience increased volatility.

CLOUD COMPUTING INDUSTRY RISK. The Fund invests in securities of companies engaged in the cloud computing industry, including companies that provide remote computation, software, data access and storage services. The risks related to investing in such companies include disruption in service caused by hardware or software failure, interruptions or delays in service by third-party data center hosting facilities and maintenance providers, security breaches involving certain private, sensitive, proprietary and confidential information managed and transmitted by cloud computing companies, and privacy concerns and laws, evolving Internet regulation and other foreign or domestic regulations that may limit or otherwise affect the operations of such companies. Also, the business models employed by the companies in the cloud computing industry may not prove to be successful.

TECHNOLOGY COMPANIES RISK. The Fund invests in the securities of technology companies. Technology companies are generally subject to the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, particularly those involved with the Internet, have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance.

INTERNET COMPANIES RISK. The Fund invests in the securities of Internet companies. Internet companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards, frequent new product introductions and the considerable risk of owning small capitalization companies that have recently begun operations.

SMALLER COMPANY RISK. The Fund invests in small and mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

INDEX TRACKING RISK. You should anticipate that the value of Fund Shares will decline more or less in correlation with any decline in the value of the Fund's Index.

PERFORMANCE

The Fund has not yet commenced operations and, therefore, does not have a performance history. Once available, the Fund's performance information and information that gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance will be available on the Fund's website at www.ftportfolios.com.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul 18, 2011
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund II
Central Index Key	dei_EntityCentralIndexKey	0001364608
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	SKYY
Document Creation Date	dei_DocumentCreationDate	Jul 18, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul 18, 2011
Prospectus Date	rr_ProspectusDate	Jul 18, 2011
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks and depositary receipts included in the Index.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers or experience increased volatility.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet commenced operations and, therefore, does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ftportfolios.com
First Trust ISE Cloud Computing Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that correspond generally to the price and yield, before the Fund's fees and expenses, of an equity index called the ISE Cloud Computing(TM) Index (the "Index").
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.60%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund on NASDAQ(R).

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then you retain the Shares or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's annual operating expenses remain at current levels until July 6, 2012. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following July 6, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	rr_ExpenseExampleNoRedemptionYear01	61
3 Years	rr_ExpenseExampleNoRedemptionYear03	226
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks and depositary receipts included in the Index.

The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust Advisors L.P. ("First Trust"), the Fund's investment advisor, seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is owned and was developed by International Securities Exchange, LLC ("ISE" or the "Index Provider"). The Index Provider has contracted with Standard & Poor's to calculate and maintain the Index. The Index is designed to provide a benchmark for investors interested in tracking companies actively involved in the cloud computing industry. The cloud computing industry is a group of companies that offers internet and technology products, services and applications delivered via the Internet rather than traditional computing, which focuses on computer desktop applications. Index components are reviewed semi-annually for eligibility. As of June 3, 2011, the Index was comprised of 40 securities from companies located in the United States and India.

The Index uses a market capitalization weighted allocation across three categories in the cloud computing industry. The pure play category includes companies that are direct service providers for "the cloud" (i.e., network hardware/software, storage and cloud computing services) or companies with business models that rely on delivering goods and services that utilize cloud computing technology. The non pure play category includes companies that focus outside the cloud computing space but provide goods and services that support the cloud computing space. The technology conglomerate category includes companies that are large, broad-based companies with business models that indirectly utilize or support the use of cloud computing technology.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invest in certain securities included in the Index, purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

PRINCIPAL RISKS You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund, or stocks in general, may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers or experience increased volatility.

CLOUD COMPUTING INDUSTRY RISK. The Fund invests in securities of companies engaged in the cloud computing industry, including companies that provide remote computation, software, data access and storage services. The risks related to investing in such companies include disruption in service caused by hardware or software failure, interruptions or delays in service by third-party data center hosting facilities and maintenance providers, security breaches involving certain private, sensitive, proprietary and confidential information managed and transmitted by cloud computing companies, and privacy concerns and laws, evolving Internet regulation and other foreign or domestic regulations that may limit or otherwise affect the operations of such companies. Also, the business models employed by the companies in the cloud computing industry may not prove to be successful.

TECHNOLOGY COMPANIES RISK. The Fund invests in the securities of technology companies. Technology companies are generally subject to the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, particularly those involved with the Internet, have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance.

INTERNET COMPANIES RISK. The Fund invests in the securities of Internet companies. Internet companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards, frequent new product introductions and the considerable risk of owning small capitalization companies that have recently begun operations.

SMALLER COMPANY RISK. The Fund invests in small and mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

INDEX TRACKING RISK. You should anticipate that the value of Fund Shares will decline more or less in correlation with any decline in the value of the Fund's Index.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has not yet commenced operations and, therefore, does not have a performance history. Once available, the Fund's performance information and information that gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance will be available on the Fund's website at www.ftportfolios.com.

First Trust ISE Cloud Computing Index Fund | First Trust ISE Cloud Computing Index Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none

[1]	Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before July 6, 2012.